CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details Textual) (Predecessor [Member])	9 Months Ended				9 Months Ended
	Sep. 30, 2012 CAD	Sep. 30, 2012 Snowflake Mill [Member] CAD	Sep. 30, 2012 Paper Recycling Operation [Member] CAD	Sep. 30, 2012 2016 Notes [Member] USD ($)	Sep. 30, 2012 2014 Notes [Member] USD ($)	Sep. 30, 2012 Senior Secured Notes Due 2017 [Member] USD ($)	Sep. 30, 2012 Unsecured Creditor [Member]	Sep. 30, 2012 Cash Convenience Pool [Member] CAD	Sep. 30, 2012 PREI Proceeds Pool [Member] CAD
Debtor-in-Possession Financing, Date Arrangement Approved by Bankruptcy Court	Jan. 31, 2012
Debtor-in-Possession Financing, Amount Arranged	175,000,000
Line of Credit Facility, Amount Outstanding				390,400,000	250,000,000	250,000,000
Line of Credit Facility, Interest Rate Description						bear interest, at the option of the company, at a rate of 11% per annum in cash or 13% per annum payable 7.5% cash and 5.5% payment-in-kind (PIK);
Stock Issued During Period, Shares, New Issues					600,000	14,400,000	127,571
Common Stock Issued And Outstanding Percentage						100.00%
Percentage Distribution Of Net Proceeds To Creditors					50.00%
Debtor Reorganization Items, Discharge of Claims and Liabilities		4,300,000	7,000,000
Cash Convenience Pool, Amount of General Unsecured Claim Equal to or Less Than								10,000
Cash Convenience Pool, Amount of Reduction in Cash Election								10,000
Cash Convenience Pool, Percentage of Creditor’s Allowed Claim								50.00%
Distribution To Unsecured Creditors								1,000,000	12,700,000